Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Valuation allowance	$ 2,872,215
U.S. federal net operating loss carryforwards	9,235,194	$ 6,339,101
State net operating loss carryforwards	9,234,194	6,338,851
U.S. federal tax credits	$ 437,296
U.S. federal tax		0
Percentage of annual taxable income	80.00%
Foreign net operating loss carryforwards	$ 6,601,381	$ 6,835,123